SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting [Abstract]
Number of reportable segments			1
Number of charterers			7
Benchmark percentage of revenue for major customer (in hundredths)			10.00%
Revenue, Major Customer [Line Items]
Total operating revenues	$ 101,587	$ 78,299	$ 189,277	$ 153,226
Petrobras [Member]
Revenue, Major Customer [Line Items]
Total operating revenues	25,101	18,606	49,269	35,793
Revenue from major customer (in hundredths)	25.00%	24.00%	26.00%	23.00%
DUSUP [Member]
Revenue, Major Customer [Line Items]
Total operating revenues	11,974	11,932	23,817	23,818
Revenue from major customer (in hundredths)	12.00%	15.00%	13.00%	16.00%
Pertamina [Member]
Revenue, Major Customer [Line Items]
Total operating revenues	9,934	9,048	19,793	18,044
Revenue from major customer (in hundredths)	10.00%	12.00%	10.00%	12.00%
BG Broup plc [Member]
Revenue, Major Customer [Line Items]
Total operating revenues	16,848	15,042	33,919	31,582
Revenue from major customer (in hundredths)	17.00%	19.00%	18.00%	21.00%
PT Nusantara Regas [Member]
Revenue, Major Customer [Line Items]
Total operating revenues	16,353	16,392	33,278	32,469
Revenue from major customer (in hundredths)	16.00%	21.00%	18.00%	21.00%
KNPC [Member]
Revenue, Major Customer [Line Items]
Total operating revenues	$ 14,097	$ 0	$ 14,716	$ 0
Revenue from major customer (in hundredths)	14.00%	0.00%	8.00%	0.00%